UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-9391

THE FORESTER FUNDS, INC.

(Exact name of registrant as specified in charter)

100 Field Drive

Lake Forest, Illinois   60045

(Address of principal executive offices)

(Zip code)

Thomas H. Forester

Forester Capital Management, Ltd.

100 Field Drive

Lake Forest, Illinois 60045

(Name and address of agent for service)

Registrant's telephone number, including area code: (224) 544-5123

Date of fiscal year end: March 31

Date of reporting period: December 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has

reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Forester Value Fund
	Schedule of Investments
	December 31, 2017 (Unaudited)

Shares		Value

COMMON STOCKS - 84.05%

Consumer Discretionary - 3.28%
36,304	Newell Brands, Inc.	$ 1,121,794

Consumer Staples - 4.57%
19,300	Tyson Foods, Inc.	1,564,651

Energy - 11.17%
33,500	BP Plc	1,408,005
20,100	Conocophillips	1,103,289
33,100	Spectra Energy Partners, LT	1,308,774
		3,820,068
Financial Services - 18.22%
15,040	Allstate Corp.	1,574,838
11,430	Aon Corp.	1,531,620
11,620	Travelers Companies, Inc.	1,576,137
28,960	US Bancorp, Inc.	1,551,677
		6,234,272
Health Care - 13.58%
7,030	UnitedHealth Group, Inc.	1,549,834
11,100	Johnson & Johnson	1,550,892
42,654	Pfizer, Inc.	1,544,928
		4,645,654
Industrial Goods -11.93%
6,600	Fedex Corp.	1,646,964
49,700	General Electric Co.	867,265
10,220	Honeywell International, Inc.	1,567,339
		4,081,568
Technology - 14.94%
17,100	CDW Corp.	1,188,279
17,100	Intel	789,336
18,500	Microsoft Corp.	1,582,490
32,840	Oracle Corp.	1,552,675
		5,112,780
Telecommunications - 2.39%

21,050	AT&T, Inc.	818,424

Utilities -3.97%
25,700	Exelon Corp.	1,012,837
7,700	PG & E Corp. *	345,191
		1,358,028

TOTAL FOR COMMON STOCKS (Cost $16,158,742) - 84.05%		$ 28,757,239

PUT OPTIONS - 0.40%

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	SPDR S&P 500
20,000	February 2018 Put @ 2500.00	$ 137,000

TOTAL FOR PUT OPTIONS (Premiums Paid $131,600) - 0.40%		137,000

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 5.83%
2,000,000	U.S. Government Treasury Bill, 11/24/2017, 0.47%	$ 1,994,820

TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $1,994,654) - 5.83%		1,994,820

SHORT TERM INVESTMENTS - 0.75% 12.24%
4,188,587	Morgan Stanley Institutional Liquidity Fund Treasury Portfolio 1.20% **	$ 4,188,587

TOTAL FOR SHORT TERM INVESTMENTS (Cost $4,188,587) - 0.75% 12.24%		4,188,587

TOTAL INVESTMENTS (Cost $22,473,582) *** - 102.52%		$ 35,077,646

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.52%)		(863,689)

NET ASSETS - 100.00%		$ 34,213,957

ADR - American Depository Receipts.
* Non Income Producing.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2017.

*** At December 31, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $22,473,582 amounted to $12,604,063 which consisted of aggregate gross unrealized appreciation of $13,177,764 and aggregate gross unrealized depreciation of $573,701.

NOTES TO FINANCIAL STATEMENTS

Forester Value Fund
1. SECURITY TRANSACTIONS

At December 31, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $22,473,582 amounted to $12,604,063 which consisted of aggregate gross unrealized appreciation of $13,177,764 and aggregate gross unrealized depreciation of $573,701.

2. SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.  Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of December 31, 2016:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$28,757,239	$0	$0	28,757,239.00
Put Options	$0	$137,000	$0	137,000.00
Short Term Investments:
U.S. Treasury Bill	$1,994,820	$0	$0	1,994,820.00
Fidelity Institutional Treasury	$4,188,587	$0	$0	4,188,587.00
Total	$34,940,646	$137,000	$0	35,077,646.00

	Forester Discovery Fund
	Schedule of Investments
	December 31, 2017 (Unaudited)

Shares		Value

COMMON STOCKS - 78.61%

Basic Materials - 1.06%
4,740	Svenska Cellulosa AB ADR *	48,632

Consumer Discretionary - 10.77%
6,050	Michelin ADR *	173,151
10,160	Publicis Groupe SA ADR *	172,618
3,700	Volkswagen AG ADR *	149,610
		495,379
Consumer Staples - 10.66%
805	Diageo Plc. ADR *	117,554
4,740	Essity AB ADR *	135,175
3,610	Imperial Brands Group Plc. ADR	154,039
1,510	Unilever Plc. ADR	83,563
		490,331
Energy - 9.79%
3,910	BP Plc. ADR	164,337
6,300	Statoil ASA ADR	134,946
2,700	Suncor Energy, Inc. (Canada)	99,144
940	Total SA ADR	51,963
		450,390
Financial Services - 20.94%
1,100	AON Plc. (United Kingdom)	147,400
5,650	AXA Group ADR *	167,607
3,180	HSBC Holdings Plc. ADR	164,215
2,970	Prudential Plc. ADR *	150,818
14,390	Society Generale ADR *	149,081
3,140	The Toronto-Dominion Bank NY (Canada)	183,941
		963,062
Health Care - 5.94%
3,330	GlaxoSmithKline Plc. ADR	118,115
3,610	Sanofi ADR *	155,230
		273,345
Industrial Goods - 4.49%
2,980	Siemens AG ADR *	206,425

Technology - 4.20%
1,720	SAP AG ADR *	193,259

Telecommunications - 5.89%
6,400	KT Corp. ADR	99,904
3,620	Nippon Telegraph & Telephone Corp. ADR *	171,009
		270,913
Utilities - 4.87%
1,915	National Grid Plc. ADR	112,621
9,940	Red Electrica de Espana SA ADR *	111,229
		223,850

TOTAL FOR COMMON STOCKS (Cost $2,681,082) - 78.61%		$ 3,615,586

U.S. GOVERNMENT OBLIGATIONS - 10.84%

500,000	US Government Treasury Bill, 0.47%, 11/24/2017	498,705

TOTAL FOR U.S. GOVERNMENT OBLIGATIONS (Cost $498,663) - 10.84%		$ 498,705

SHORT TERM INVESTMENTS - 8.14%
374,472	Morgan Stanley Institutional Liquidity Fund Treasury Portfolio 1.20% **	374,472

TOTAL INVESTMENTS (Cost $3,554,217) *** - 97.59%		$ 4,488,763

OTHER ASSETS LESS LIABILITIES - 2.41%		110,841

NET ASSETS - 100.00%		$ 4,599,604

ADR- American Depositary Receipt
* Non-income producing security during the period.
** Variable rate security; the coupon rate shown represents the yield at December 29,2017.
ADR - American Depository Receipts.

*** At December 31, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,554,217 amounted to $934,844 which consisted of aggregate gross unrealized appreciation of $980,765 and aggregate gross unrealized depreciation of $45,921.

NOTES TO FINANCIAL STATEMENTS
Forester Discovery Fund
1. SECURITY TRANSACTIONS

At December 31, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,554,217 amounted to $934,844 which consisted of aggregate gross unrealized appreciation of $980,765 and aggregate gross unrealized depreciation of $45,921.

2. SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Unlisted securities that are not included in such System are valued at the quoted bid prices in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.   Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 29,2016:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$3,615,586	$0	$0	$3,615,586
U.S. Government Obligations	$498,705	$0	$0	$498,705
Cash Equivalents	$374,472	$0	$0	$374,472
Total	$4,488,763	0	$0	$4,488,763

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE FORESTER FUNDS, INC.

By

Thomas H. Forester

CEO and CFO

Date February 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

Thomas H. Forester

CEO and CFO

Date February 27, 2018